Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Class A
Trading Symbol	IMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Asset allocation decisions was the primary driver of active returns for the Fund over the period. Asset allocation decisions for both equity and fixed income were positive. Overweight allocation to US equities, Canadian equities and emerging market equities contributed to active returns. The decision to underweight developed market sovereign bonds also contributed as returns for this group were negative over the period.
Underlying manager selection
| Underlying fund selection contributed to performance. These results were solely driven by the Fund’s exposure to international developed equities.
Leverage
| The team’s use of leverage was additive to results during the period.
Top Performance Detractors
Style effect

I

The impact of style effect on the portfolio was a drag on relative performance. This was primarily driven by exposure to longer dated U.S. Treasury bonds and longer dated developed market sovereign bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	8.85	3.72	4.65
Class A (including sales charges)	2.58	2.50	4.02
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	9.74	5.16	5.51
MSCI ACWI All Cap Index (Net)	15.07	12.52	9.75
Bloomberg Global Aggregate Index	4.40	(2.07)	1.00

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 313,667,089
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 2,223,960
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 313,667,089
Total number of portfolio holdings	419
Management services fees (represents 0.70% of Fund average net assets)	$ 2,223,960
Portfolio turnover for the reporting period	100%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At July 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	8.3%
Equity Risk	10.5%
Foreign Exchange Risk	20.9%
Interest Rate Risk	19.4%
Short
Equity Risk	7.9%
Foreign Exchange Risk	11.1%
Interest Rate Risk	1.8%
Equity Sector Allocation
Geographic Allocation

Columbia Global Opportunities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Asset allocation decisions was the primary driver of active returns for the Fund over the period. Asset allocation decisions for both equity and fixed income were positive. Overweight allocation to US equities, Canadian equities and emerging market equities contributed to active returns. The decision to underweight developed market sovereign bonds also contributed as returns for this group were negative over the period.
Underlying manager selection
| Underlying fund selection contributed to performance. These results were solely driven by the Fund’s exposure to international developed equities.
Leverage
| The team’s use of leverage was additive to results during the period.
Top Performance Detractors
Style effect

I

The impact of style effect on the portfolio was a drag on relative performance. This was primarily driven by exposure to longer dated U.S. Treasury bonds and longer dated developed market sovereign bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.12	3.97	4.90
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	9.74	5.16	5.51
MSCI ACWI All Cap Index (Net)	15.07	12.52	9.75
Bloomberg Global Aggregate Index	4.40	(2.07)	1.00

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 313,667,089
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 2,223,960
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 313,667,089
Total number of portfolio holdings	419
Management services fees (represents 0.70% of Fund average net assets)	$ 2,223,960
Portfolio turnover for the reporting period	100%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	54%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	8.3%
Equity Risk	10.5%
Foreign Exchange Risk	20.9%
Interest Rate Risk	19.4%
Short
Equity Risk	7.9%
Foreign Exchange Risk	11.1%
Interest Rate Risk	1.8%
Equity Sector Allocation
Geographic Allocation